SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recent Accounting Pronouncements (Details) - Subsequent Event [Member] - USD ($) $ in Millions	Aug. 09, 2021	Mar. 24, 2021
Percent of rental payments collected	99.00%	98.00%
Deferral rent due collected	$ 4.1
Percentage of deferral rent due collected	99.00%